--------------------------------------------------------------------------------
HUDSON CAPITAL

APPRECIATION FUND
(A Series of The Fahnestock Funds)               125 Broad Street
                                                 New York, New York 10004
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dear Shareholders:
  Nineteen-ninety eight was a disappointing year for the Hudson Capital Appreciation Fund. The Fund's Class A Shares net asset value decreased by 10.3% (after an adjustment for capital gains distributions.) This compared to a loss of 2.5% for the Russell 2000 Index, our most comparable index, and a gain of 28.7% for the Standard & Poor's 500 Index./1/ This year's decline followed two years in which our net asset value increased in excess of 40% each year./2/ Since our fundamental strategy and investment approach didn't change over this period, we believe our results are attributable to some unique events that occurred in 1998.

  Our strategy is to attempt to identify promising companies which we believe have been overlooked or are temporarily in disfavor. Because investor attention and research analysis tends to focus on larger companies, we find most of our opportunities in smaller companies. This approach also leads companies that have strong financial characteristics such as lower P/E ratios and healthy balance sheets; this is known as "value" investing.

  Small cap and "value" stocks were out of favor in 1998. In fact, some analysts have noted that in 1998 small cap stocks achieved 30 year historic lows compared to larger companies in terms of key ratios such as price to earnings and price to book value. The reasons are not completely mysterious-- there have been large flows of capital into the larger mutual funds and particularly index funds, both of which tend to focus on larger companies. The supply of large-cap securities is actually shrinking through stock buy-backs and mergers. With more demand and less supply, prices have risen.

  Fortunately, we believe this process is not completely mechanical. As in previous cycles, unusual disparities will eventually tend to correct themselves. For example, the high prices of large company stocks may result in increased buy outs of small companies, freeing up capital in that sector. Or, new funds flows from previously uninvolved participants may flow into small companies. We believe small companies' values are currently too compelling to ignore for much longer.

  Not all of the under-performance in 1998 was due to small company investing. We also underestimated some of the effects of the Asian financial crisis. Our investments in oil services, semiconductor equipment and agricultural related stocks did not perform well.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  Looking forward, we intend to continue to strive to find promising companies that can be purchased at reasonable prices. We are decreasing our dependence on cyclical companies, assuming that the long U.S. consumer driven economic expansion may be vulnerable. We are optimistic that our strategy of seeking promising companies at reasonable prices will once again continue to be rewarding for our investors.

Sincerely,
/s/ James D. Gerson
James D. Gerson
Senior Vice President and
Portfolio Manager


/1/The Russell 2000 measures the performance of the 2,000 smallest companies in the Russell 3,000 index. The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. These indices are unmanaged and actual investment cannot be made in an index. These indices are not adjusted to reflect sales loads, expenses or other fees the SEC requires to be reflected in the Fund's performance.

/2/The Fund's total return for the 1-year, 5-year, and start of performance (3/5/91) periods was: -14.37%, 12.68%, and 13.72%, respectively.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  The Value of a $10,000 Investment in the Hudson Capital Appreciation Fund--
                                    Class A

  The graph below illustrates the hypothetical investment of $10,000* in the Hudson Capital Appreciation Fund--Class A (the "Fund") from March 5, 1991 (start of performance) to December 31, 1998, compared to the Standard and Poor's 500 Index (S&P 500).+
                       Hudson Capital Appreciation Fund
                                Class A Shares

                 HCAF            S&P 500
  3/5/91         9,550           10,000
12/31/91        11,221           11,664
12/31/92        12,180           12,550
12/31/93        14,344           13,813
12/31/94        12,734           13,995
12/31/95        15,130           19,255
12/31/96        21,266           23,676
12/31/97        30,386           31,574
12/31/98        27,241           40,462

---------- The Fund        - - - - - S&P 500

        Average Annual Total Returns** for the
            Periods Ended December 31, 1998

1 Year............................................(14.37%)
5 Year............................................ 12.68%
Start of Performance (03/05/91)................... 13.72%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  *Represents a hypothetical investment of $10,000 in the Fund, after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions.

  **Total returns quoted reflect all applicable sales charges.

  +Source: The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.
The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  The Value of a $10,000 Investment in the Hudson Capital Appreciation Fund--
                                    Class B

  The graph below illustrates the hypothetical investment of $10,000* in the Hudson Capital Appreciation Fund--Class B (the "Fund") from April 17, 1997 (start of performance) to December 31, 1998, compared to the Standard and Poor's 500 Index (S&P 500).+
                       Hudson Capital Appreciation Fund
                                Class B Shares

                HCAF             S&P 500
 4/17/97        10,000           10,000
12/31/97        13,078           12,890
12/31/98        11,687           16,519

---------- The Fund        - - - - - S&P 500

        Average Annual Total Returns** for the
            Periods Ended December 31, 1998

1 Year............................................(15.10%)
Start of Performance (04/17/97)...................  9.92%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  *Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 5.00% maximum contingent deferred sales charge on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions.

  **Total returns quoted reflect all applicable contingent deferred sales charges.

  +Source: The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.
The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
  The Value of a $10,000 Investment in the Hudson Capital Appreciation Fund--
                                    Class N

  The graph below illustrates the hypothetical investment of $10,000* in the Hudson Capital Appreciation Fund--Class N (the "Fund") from April 17, 1997 (start of performance) to December 31, 1998, compared to the Standard and Poor's 500 Index (S&P 500).+
                       Hudson Capital Appreciation Fund
                                Class N Shares

                HCAF             S&P 500
 4/17/97        10,000           10,000
12/31/97        13,709           12,890
12/31/98        12,290           16,519

---------- The Fund        - - - - - S&P 500

        Average Annual Total Returns** for the
            Periods Ended December 31, 1998

1 Year............................................(10.35%)
Start of Performance (04/17/97)................... 12.82%

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  *The Fund's performance assumes the reinvestment of all dividends and distributions.

  +Source: The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.
The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. This index is unmanaged.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares                                             Value
 ------                                             -----
               COMMON STOCKS--97.2%
               Agriculture--5.4%
  40,000       Agrium, Inc.                      $   347,500
  30,000       ConAgra, Inc.                         945,000
  30,000       Valmont Industries                    416,250
                                                 -----------
               Total                               1,708,750
                                                 -----------
               Building & Construction--9.7%
  22,500(a)    Genlyte Group, Inc.                   421,875
  20,000       Lone Star Industries                  736,250
  20,000(a)    NCI Building Systems, Inc.            562,500
  35,400       Republic Group, Inc.                  710,213
  25,000(a)    Southern Energy Homes, Inc.           153,125
  20,000(a)    Toll Brothers, Inc.                   451,250
                                                 -----------
               Total                               3,035,213
                                                 -----------
               Chemicals--3.6%
  30,000       Cambrex Corporation                   720,000
  20,000(a)    Cytec Industries Incorporated         425,000
                                                 -----------
               Total                               1,145,000
                                                 -----------
               Communications--0.5%
  32,500(a)(b) IFR Systems, Inc.                     150,312
                                                 -----------
               Computer Products--7.8%
  10,000       International Business Machines     1,847,500
  42,000(a)(b) Phoenix Technologies Ltd.             362,250
  20,000(a)    Programmers Paradise, Inc.            252,500
                                                 -----------
               Total                               2,462,250
                                                 -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares                                                     Value
 ------                                                     -----
            COMMON STOCKS (Continued)
            Consumer Products--10.2%
  24,800    Bush Industries--Class A                     $   308,450
  54,000(a) Helen of Troy Ltd.                               793,125
  25,000(a) ITI Technologies, Inc.                           775,000
   2,000(a) Meade Instruments Corporation                     24,375
  15,000    Regis Corp. Minnesota                            600,000
  50,000(a) Rexall Sundown Incorporated                      700,000
                                                         -----------
            Total                                          3,200,950
                                                         -----------
            Distributors--7.2%
  25,000(a) Black Box Corporation                            946,875
  48,000(a) Fresh America Corp.                              804,000
  30,000(a) VWR Scientific Products                          521,250
                                                         -----------
            Total                                          2,272,125
                                                         -----------
            Electronics--14.2%
  25,000(a) Altera Corp.                                   1,521,875
  20,000    Innovex Corp.                                    274,375
  30,000(a) Micrion Corporation                              352,500
  15,000(a) PCD Inc.                                         195,000
  40,000(a) Speedfam International, Inc.                     685,000
  40,000(a) Storage Technology Corp.                       1,422,500
                                                         -----------
            Total                                          4,451,250
                                                         -----------
            Financial--3.9%
  12,000    Citigroup Incorporated                           594,000
  20,000    Travelers Property Casualty Corp.--Class A       620,000
                                                         -----------
            Total                                          1,214,000
                                                         -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares                                                       Value
 ------                                                       -----
               COMMON STOCKS (Continued)
               Industrial Products--18.6%
  12,000       Blount International, Inc.--Class A         $   299,250
  50,000(a)    Checkpoint Systems, Inc.                        618,750
  30,000       DT Industries, Inc.                             472,500
  49,500(a)    ESCO Electronics Corp.                          448,594
  16,000(a)    Esterline Technologies Corp.                    348,000
  17,100(a)    Jacobs Engineering Group, Inc.                  696,825
  40,000       Mark IV Industries, Inc.                        520,000
  31,823(a)(b) New Brunswick Scientific, Inc.                  190,938
   5,000(a)    Park-Ohio Holdings Corp.                         75,625
  26,000(a)    Right Management Consultants Incorporated       383,500
  77,501(a)    Supreme Industries, Inc.--Class A               745,947
  15,000       Titan International, Inc.                       142,500
  40,000(a)    U. S. Filter Corporation                        915,000
                                                           -----------
               Total                                         5,857,429
                                                           -----------
               Information Services--4.0%
  25,000       Electronic Data Systems Corporation           1,256,250
                                                           -----------
               Oil, Energy & Gas Exploration--2.3%
  31,700(a)    Louis Dreyfus Natural Gas Corp.                 451,725
  12,000       Tidewater, Inc.                                 278,250
                                                           -----------
               Total                                           729,975
                                                           -----------
               Restaurants--2.2%
  26,000(a)    Garden Fresh Restaurants Corp.                  373,750
  22,500(a)    O'Charleys, Inc.                                317,812
                                                           -----------
               Total                                           691,562
                                                           -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Continued)
DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Shares                                                        Value
  ------                                                        -----
              COMMON STOCKS (Continued)
              Retail--1.8%
   50,000(a)  Corporate Express, Inc.                        $   259,375
   15,000(a)  Travis Boats & Motors, Inc.                        307,500
                                                             -----------
              Total                                              566,875
                                                             -----------
              Transportation--5.8%
   20,000(a)  AMR Corp.                                        1,187,500
   20,000(a)  Celadon Group, Inc.                                285,000
   62,000(a)  Simon Transportation Service                       360,375
                                                             -----------
              Total                                            1,832,875
                                                             -----------
              Total Common Stocks (cost $28,775,988)          30,574,816
                                                             -----------
 Principal
  Amount
 ---------
              TIME DEPOSIT--0.9%
 $278,000     State Street Bank and Trust Co., 4.00% dated
               12/31/1998 due 1/4/1999 (cost $278,000)           278,000
                                                             -----------
              Total Investments (cost $29,053,988)(c)        $30,852,816
                                                             ===========

--------
(a) Non-income producing security.

(b) Security issues rights.

(c) The cost of investments for federal tax purposes amounts to $29,053,988. The net unrealized appreciation of investments on a federal tax basis amounts to $1,798,828 which is comprised of $6,289,290 appreciation and $4,490,462 depreciation at December 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
     ($31,449,338) at December 31, 1998.

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS:
  Total investments in securities, at value (cost $29,053,988)
   (Note 1)                                                        $30,852,816
  Cash............................................................         702
  Income receivable...............................................       6,931
  Receivable for investments sold.................................      33,754
  Receivable for Fund shares sold.................................   1,160,508
                                                                   -----------
    Total assets..................................................  32,054,711
                                                                   -----------
LIABILITIES:
  Payable for investments purchased...............................     232,500
  Payable for Fund shares redeemed................................      70,581
  Accrued expenses................................................     302,292
                                                                   -----------
    Total liabilities.............................................     605,373
                                                                   -----------
  Net Assets...................................................... $31,449,338
                                                                   ===========
NET ASSETS CONSIST OF:
  Paid in capital................................................. $30,353,454
  Net unrealized appreciation of investments......................   1,798,828
  Accumulated net investment loss.................................    (899,748)
  Accumulated net realized gain on investments....................     196,804
                                                                   -----------
    Net Assets.................................................... $31,449,338
                                                                   ===========
  Class A Shares:
  Net Asset Value Per Share ($25,336,026 / 1,792,907 shares
   outstanding)................................................... $     14.13
                                                                   -----------
  Offering Price Per Share (100/95.50 of $14.13)*................. $     14.80
                                                                   -----------
  Redemption Proceeds Per Share................................... $     14.13
                                                                   -----------
  Class B Shares:
  Net Asset Value Per Share ($2,681,670 / 191,337 shares
   outstanding)................................................... $     14.02
                                                                   -----------
  Offering Price Per Share........................................ $     14.02
                                                                   -----------
  Redemption Proceeds Per Share+.................................. $     14.02
                                                                   -----------
  Class N Shares:
  Net Asset Value Per Share ($3,431,642 / 242,829 shares
   outstanding)................................................... $     14.13
                                                                   -----------
  Offering Price Per Share........................................ $     14.13
                                                                   -----------
  Redemption Proceeds Per Share................................... $     14.13
                                                                   -----------

--------
*See "How to Buy Shares" in the Prospectus.
+ Class B Shares are sold without an initial sales charge, but are subject to a
  5.00% contingent deferred sales charge if shares are redeemed within eleven months, reduced on shares held over twelve months.
--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest......................................................... $    22,497
  Dividends........................................................     176,914
                                                                    -----------
    Total investment income........................................     199,411
                                                                    -----------
Expenses: (Notes 2 and 3)
  Investment management fee........................................     339,258
  Distribution expenses Class A Shares.............................      62,676
  Distribution expenses Class B Shares.............................      27,614
  Distribution expenses Class N Shares.............................      12,175
  Legal, compliance and filing fees................................     119,005
  Custodian fee....................................................       6,704
  Shareholder servicing and related shareholder expenses...........     133,459
  Audit and accounting.............................................      59,243
  Trustees' fees and expenses......................................      18,000
  Other............................................................      51,316
                                                                    -----------
    Total expenses.................................................     829,450
  Investment management fee waived.................................     (78,060)
                                                                    -----------
  Net expenses.....................................................     751,390
                                                                    -----------
  Net investment loss..............................................    (551,979)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments...................................     714,676
Net change in unrealized appreciation of investments...............  (4,694,671)
                                                                    -----------
  Net realized and unrealized loss on investments..................  (3,979,995)
                                                                    -----------
Net decrease in net assets from operations......................... $(4,531,974)
                                                                    ===========

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               Year Ended        Year Ended
                                            December 31, 1998 December 31, 1997
                                            ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
Net investment loss........................    $  (551,979)      $  (347,769)
Net realized gain on investments...........        714,676         4,615,862
Net change in unrealized appreciation of
 investments...............................     (4,694,671)        3,300,887
                                               -----------       -----------
  Net increase (decrease) in net assets
   from operations.........................     (4,531,974)        7,568,980
                                               -----------       -----------
Distributions to shareholders from net
 realized gains:
  Class A Shares...........................       (626,454)       (3,480,078)
  Class B Shares...........................        (70,383)         (233,027)
  Class N Shares...........................        (90,793)         (649,346)
                                               -----------       -----------
Total distributions to shareholders from
 net realized gains........................       (787,630)       (4,362,451)
                                               -----------       -----------
Share transactions--net (Note 4)...........       (527,440)       18,419,133
                                               -----------       -----------
  Net increase (decrease) in net assets....     (5,847,044)       21,625,662
Net Assets:
  Beginning of year........................     37,296,382        15,670,720
                                               -----------       -----------
  End of year..............................    $31,449,338       $37,296,382
                                               ===========       ===========

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1.Summary of Accounting Policies.

Hudson Capital Appreciation Fund (the "Fund") is a series of The Fahnestock Funds, a Massachusetts business trust (the "Trust"). The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940. Effective April 15, 1997, the Fund renamed its original shares Class A shares and added Class B Shares and Class N Shares. Its financial statements are prepared in accordance with generally accepted accounting principles as follows:

  a)Valuation of Securities

   Securities traded on a national securities exchange are valued at the price of the last sale on such exchange. If no sale has occurred, or if the security is traded only in the over-the-counter market, it will normally be valued at its current bid price. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which current quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

  b)Federal Income Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

  c)Securities Transactions and Interest Income

   Securities transactions are recorded on a trade date basis. Interest income, including amortization of premium and discount, is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

  d)Dividends and Distributions

   Dividends and distributions to shareholders are recorded on the ex-dividend date.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  e)Other

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Agreement, the Fund pays an investment management fee to Hudson Capital Advisors, Inc. (the "Advisor") equal to 1% of the Fund's average daily net assets up to $25 million and 0.75% of annual average net assets in excess of $25 million.

Under the Fund's Administration Agreement with Fahnestock & Co. Inc. (the "Administrator"), the Administrator has agreed to provide administrative services to the Fund at no charge.

The Advisor has voluntarily agreed to limit expenses to 2.0%, 2.5% and 2.0% of the average daily net assets for Class A Shares, Class B Shares and Class N Shares, respectively. During the year ended December 31, 1998, the Fund incurred investment management fees of $339,258. However, the Advisor has waived $78,060 of expenses in order to comply with the agreement as stated above.

In acting as Distributor during the year, Fahnestock & Co. Inc. earned $18,700 of commissions on sales of the Class A and $22,800 of contingent deferred sales charges on redemptions of Class B Shares.

Fees are paid to Trustees who are unaffiliated with the Advisor on the basis of $3,000 per annum plus $750 per meeting attended.

At December 31, 1998, affiliated Trustees owned 20,284 shares (0.91%) of the
Fund.

3.Distribution Plan.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution Plans (the "Plans") under which it may reimburse
Fahnestock & Co. Inc. (the "Distributor") for expenses relating to the distribution of Class A Shares, Class B Shares, and Class N Shares at annual rates not to exceed a percentage of average daily net assets according to the schedule listed below. Distribution expenses incurred in a year in excess of the amounts listed below may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
loan rate may be charged to the Fund on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which they become accounting liabilities.

                  Percentage of Average Daily
Share Class Name    Net Assets of the Class
----------------  ---------------------------
Class A Shares..             0.50%
Class B Shares..             1.00%
Class N Shares..             0.25%

4.Transactions in Shares of Beneficial Interest.

At December 31, 1998, the Fund had authorized an unlimited number of shares of beneficial interest ($.01 par value). Transactions in shares of beneficial interest were as follows:

                                       Year Ended             Year Ended
                                   December 31, 1998      December 31, 1997
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
                                  --------  -----------  --------  -----------
Class A Shares
Sold.............................  390,048  $ 6,133,114   643,522  $10,576,390
Issued on reinvestment of
 dividends and distributions.....   42,491      605,885   215,020    3,317,928
Redeemed......................... (452,478)  (6,483,983) (251,609)  (4,108,076)
                                  --------  -----------  --------  -----------
Net increase (decrease) in Class
 A Shares........................ (19,939)  $   255,016   607,933  $ 9,786,242
                                  ========  ===========  ========  ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       Year Ended            Period Ended
                                   December 31, 1998     December 31, 1997(a)
                                  ---------------------  ----------------------
                                   Shares     Amount       Shares      Amount
                                  --------  -----------  ----------------------
Class B Shares
Sold............................    93,322  $ 1,528,022   118,105   $ 2,060,818
Issued on reinvestment of
 dividends and distributions....     4,962       70,213    14,954       229,987
Redeemed........................   (38,876)    (581,950)   (1,130)      (19,117)
                                  --------  -----------  --------  ------------
Net increase in Class B Shares..    59,408  $ 1,016,285   131,929   $ 2,271,688
                                  ========  ===========  ========  ============
                                       Year Ended            Period Ended
                                   December 31, 1998     December 31, 1997(a)
                                  ---------------------  ----------------------
                                   Shares     Amount       Shares      Amount
                                  --------  -----------  ----------------------
Class N Shares
Sold............................    76,054  $ 1,236,310   386,089  $  6,937,229
Issued on reinvestment of
 dividends and distributions....     6,295       89,773    41,696       642,949
Redeemed........................  (200,903)  (3,124,824)  (66,402)   (1,218,975)
                                  --------  -----------  --------  ------------
Net increase (decrease) in Class
 N Shares.......................  (118,554) $(1,798,741)  361,383  $  6,361,203
                                  ========  ===========  ========  ============
Net increase (decrease) in Fund
 Share transactions.............            $  (527,440)            $18,419,133
                                            ===========            ============

--------
(a) Reflects operations from April 17, 1997 (date of initial public offering) to December 31, 1997.

5.Investment Transactions.

Purchases and sales of investment securities, other than short-term investments, totaled $14,690,762 and $17,208,281, respectively. Fahnestock &
Co. Inc. did not earn any commissions for executing securities transactions of the Fund during the year ended December 31, 1998.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

6.Financial Highlights.

Class A Shares

(For a share outstanding throughout each period)

                                      Year Ended December 31,
                              ------------------------------------------------
                               1998      1997       1996      1995      1994
                              -------   -------    -------   -------   -------
 Net asset value, beginning
 of period..................  $ 16.18   $ 12.99    $ 11.39   $ 10.95   $ 13.72
 Income from investment
  operations:
 Net investment loss........    (0.24)*   (0.21)*    (0.10)    (0.03)    (0.06)
 Net realized and unrealized
  gain (loss) on
  investments...............    (1.43)     5.67       4.72      2.09     (1.48)
                              -------   -------    -------   -------   -------
 Total income (loss) from
  investment operations.....    (1.67)     5.46       4.62      2.06     (1.54)
                              -------   -------    -------   -------   -------
 Less dividends paid to
  shareholders:
 Dividends paid from net
  realized gain
  on investments............    (0.38)    (2.27)     (3.02)    (1.62)    (1.23)
                              -------   -------    -------   -------   -------
 Net asset value, end of
  period....................  $ 14.13   $ 16.18    $ 12.99   $ 11.39   $ 10.95
                              =======   =======    =======   =======   =======
Total return................   (10.35%)   42.88%     40.68%    18.94%   (11.22%)
Ratios/Supplemental Data
 Net assets, end of period
  (000 omitted).............  $25,336   $29,325    $15,671   $12,097   $15,874
 Ratio of gross expenses to
  average net assets........     2.18%     3.07%      3.50%     3.42%     2.76%
 Ratio of net expenses to
  average net assets........     2.00%     2.03%**    2.50%     2.50%     2.49%
 Ratio of net investment
  loss to average net
  assets....................    (1.46%)   (1.38%)    (1.13%)   (0.16%)   (0.46%)
 Portfolio turnover rate....    40.98%    50.46%     85.37%   197.71%   194.55%

--------
 *Per share information presented is based on the average number of shares outstanding.

**Effective February 1, 1997, Class A Shares changed its expense limit from 2.50% to 2.00%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Financial Highlights.

  Class B Shares

  (For a share outstanding throughout each period)

                                                           Year Ended
                                                          December 31,
                                                          ----------------
                                                           1998     1997*
                                                          ------    ------
  Net asset value, beginning of period................... $16.11    $13.54
  Income from investment operations:
  Net investment loss....................................  (0.34)**  (0.09)**
  Net realized and unrealized gain (loss) on investments.  (1.37)     4.93
                                                          ------    ------
     Total income from investment operations.............  (1.71)     4.84
                                                          ------    ------
  Less dividends paid to shareholders:
  Dividends paid from net realized gain on investments...  (0.38)    (2.27)
                                                          ------    ------
  Net asset value, end of period......................... $14.02    $16.11
                                                          ======    ======
Total return............................................. (10.64%)   36.54%
Ratios/Supplemental Data
  Net assets, end of period (000 omitted)................ $2,682    $2,125
  Ratio of gross expenses to average net assets..........   2.97%     3.54%
  Ratio of net expenses to average net assets............   2.50%     2.50%***
  Ratio of net investment loss to average net assets.....  (1.95%)   (0.77%)***
  Portfolio turnover rate................................  40.98%    50.46%

--------
*Reflects operations from April 17, 1997 (date of initial public offering) to December 31, 1997.

**Per share information presented is based on the average number of shares outstanding.

*** Annualized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  Financial Highlights.

  Class N Shares

  (For a share outstanding throughout each period)

                                                           Year Ended
                                                          December 31,
                                                          ----------------
                                                           1998     1997*
                                                          ------    ------
  Net asset value, beginning of period................... $16.18    $13.54
  Income from investment operations:
  Net investment loss....................................  (0.24)**  (0.18)**
  Net realized and unrealized gain (loss) on investments.  (1.43)     5.09
                                                          ------    ------
     Total income from investment operations.............  (1.67)     4.91
                                                          ------    ------
  Less dividends paid to shareholders:
  Dividends paid from net realized gain on investments...  (0.38)    (2.27)
                                                          ------    ------
  Net asset value, end of period......................... $14.13    $16.18
                                                          ======    ======
Total return............................................. (10.35%)   37.09%
Ratios/Supplemental Data
  Net assets, end of period (000 omitted)................ $3,432    $5,846
  Ratio of gross expenses to average net assets..........   2.22%     3.04%
  Ratio of net expenses to average net assets............   2.00%     2.00%***
  Ratio of net investment loss to average net assets.....  (1.47%)   (1.48%)***
  Portfolio turnover rate................................  40.98%    50.46%

--------
* Reflects operations from April 17, 1997 (date of initial public offering) to December 31, 1997.

** Per share information presented is based on the average number of shares outstanding.

*** Annualized.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HUDSON CAPITAL APPRECIATION FUND
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of the Hudson Capital Appreciation
Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hudson Capital Appreciation Fund (the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

                                                     PricewaterhouseCoopers LLP

Kansas City, Missouri
February 19, 1999
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hudson Capital
Appreciation Fund
(A Series of The Fahnestock Funds)
  125 Broad Street
  New York, New York 10004
  Telephone (800) 221-5588

Investment Advisor

  Hudson Capital Advisors, Inc.
  780 Third Avenue
  New York, New York 10022

Principal Distributor

  Fahnestock & Co. Inc.
  125 Broad Street
  New York, New York 10004

Custodian and Transfer Agent

  Investors Fiduciary Trust Company
  801 Pennsylvania Avenue
  Kansas City, Missouri 64105

--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

       HUDSON CAPITAL
--------------------------------
        APPRECIATION
-----------------------------
            FUND

                                                                  Class A Shares
                                                                  Class B Shares
                                                                  Class N Shares


                                 Annual Report
                               December 31, 1998

                                   FAHNESTOCK
                                ESTABLISHED 1881
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G02329-01 (2/99)                                                      HUD 802109